INCOME TAXES (Narrative) (Details)	12 Months Ended
Dec. 31, 2022 USD ($)
Tax Credit Carryforward [Line Items]
Operation loss carryforwards limitation	taxable income limitation of 80%
Effective Statutory tax rate	23.00%
Federal [Member]
Tax Credit Carryforward [Line Items]
Net operating loss carryforwards	$ 13,000
Tower [Member]
Tax Credit Carryforward [Line Items]
Net operating loss carryforwards	$ 500,000
Effective Statutory tax rate	7.50%
Preferred income subject tax rate	7.50%
Tower US Holdings [Member]
Tax Credit Carryforward [Line Items]
Net operating loss carryforwards	$ 75,000
Net operating loss carry forwards amount not to expire	62,000
Tower US Holdings [Member] | State and Local Jurisdiction [Member]
Tax Credit Carryforward [Line Items]
Net operating loss carryforwards	11,000
TSNP [Member]
Tax Credit Carryforward [Line Items]
Operating loss carry forwards, annual utilization amount	$ 2,000